RELATED PARTY TRANSACTIONS - Operating transactions (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Parent
RELATED PARTY TRANSACTIONS
Revenues	$ 0.4	$ 0.4	$ 0.5
Purchase of goods and services	10.2	9.6	9.9
Operating expenses recovered	(2.3)	(1.4)	(2.6)
Corporations under common control
RELATED PARTY TRANSACTIONS
Revenues	5.3	4.9	5.5
Purchase of goods and services	109.7	95.7	123.2
Operating expenses recovered	0.4	1.4	(3.0)
Other affiliated corporations
RELATED PARTY TRANSACTIONS
Purchase of goods and services	10.6	$ 5.6	$ 2.1
Acquisition of property, plant and equipment and intangible assets	$ 4.6